RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amortization of Debt Discount (Premium)		$ 51,000	$ 21,000	$ (0)
Consulting Fees		140,806	1,356	0
Mr. Newton [Member]
Related Party Transaction [Line Items]
Consulting Fees		144,549	0	0
Accounts payable and accrued liabilities related party		15,956	0
Mr. Michael Ranger [Member]
Related Party Transaction [Line Items]
Consulting Fees		0	1,356	0
Accounts payable and accrued liabilities related party		0	22,115
Vanadium [Member]
Related Party Transaction [Line Items]
Deferred revenue		$ 300,000
Note Payable Related Party 2015 [Member]
Related Party Transaction [Line Items]
Proceeds from note payable	$ 6,553
Interest rate		7.45%
Notes Payable, Related Parties		$ 8,584	8,844
Interest Expense, Related Party		353	247	$ 240
Note Payable Related Party 2021 [Member]
Related Party Transaction [Line Items]
Proceeds from note payable			72,000
Notes Payable, Related Parties		0	75,659
Interest Expense, Related Party		$ 2,550	3,659
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Derivative Asset, Fair Value, Gross Liability		$ 127,049
Amortization of Debt Discount (Premium)		51,000	$ 21,000
Note Payable Related Party 2021 [Member] | Debt Discount [Member]
Related Party Transaction [Line Items]
Derivative Asset, Fair Value, Gross Liability		72,000
Note Payable Related Party 2021 [Member] | Loss On Issuance Of Note [Member]
Related Party Transaction [Line Items]
Derivative Asset, Fair Value, Gross Liability		$ 55,049